SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance, opening	$ (86,015)	$ (87,058)
Interest costs	(484)	(1,964)
Current service cost	(1,485)	(6,023)
Actuary loss for change of assumptions	946	3,835
Translation differences	2,279	5,195
Balance, ending	$ (84,759)	$ (86,015)